Property and Equipment, Net (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 1,994	$ 1,568	$ 4,314
Impairment loss